Other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accruals and deferred income including contract liabilities [abstract]
Disclosure of other liabilities

	Barclays Bank Group
	2023	2022
	£m	£m
Accruals and deferred income	2,695	2,973
Other creditors	5,969	7,255
Items in the course of collection due to other banks	40	55
Lease liabilities (refer to Note 19)	280	496
Other liabilities	8,984	10,779